SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Property and Equipment and Impairment of Long Lived Assets (Details) - New Dragonfly - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Property and Equipment
Depreciation and amortization	$ 648	$ 432	$ 617	$ 198
Office furniture and equipment | Minimum
Property and Equipment
Estimated useful life (in years)	3 years		3 years
Office furniture and equipment | Maximum
Property and Equipment
Estimated useful life (in years)	7 years		7 years
Vehicles
Property and Equipment
Estimated useful life (in years)	5 years
Machinery and equipment | Minimum
Property and Equipment
Estimated useful life (in years)	3 years		3 years
Machinery and equipment | Maximum
Property and Equipment
Estimated useful life (in years)	7 years		7 years
Leasehold improvements
Property and Equipment
Remaining Term of Lease	Remaining Term of Lease		Remaining Term of Lease